AB Active ETFs, Inc.

AB US High Dividend ETF

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 28.2%
Communications Equipment – 0.0%
Cisco Systems, Inc.	576	$45,769

IT Services – 0.4%
International Business Machines Corp.	2,734	656,734

Semiconductors & Semiconductor Equipment – 16.2%
Applied Materials, Inc.	5,272	1,962,766
Broadcom, Inc.	16,721	5,343,196
Lam Research Corp.	8,626	2,017,535
Micron Technology, Inc.	4,657	1,920,407
NVIDIA Corp.	69,896	12,384,872
Skyworks Solutions, Inc.	20,937	1,247,426

		24,876,202

Software – 4.1%
Microsoft Corp.	15,805	6,207,256

Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	38,670	10,215,841
HP, Inc.	66,287	1,258,790

		11,474,631

		43,260,592

Financials – 16.5%
Banks – 5.3%
Bank of America Corp.	37,756	1,881,381
Citigroup, Inc.	4,531	499,271
Citizens Financial Group, Inc.	220	13,242
Columbia Banking System, Inc.	32,513	924,995
First Hawaiian, Inc.	23,526	582,504
JPMorgan Chase & Co.	4,495	1,349,848
KeyCorp	57,548	1,193,546
TFS Financial Corp.	63,675	892,724
Truist Financial Corp.	14,572	718,545
US Bancorp	552	30,172
Zions Bancorp NA	106	6,072

		8,092,300

Capital Markets – 4.3%
Blackstone, Inc.	9,793	1,110,232
Blue Owl Capital, Inc.	61,356	647,306
Franklin Resources, Inc.	45,961	1,219,805
Invesco Ltd.	984	25,840
Jefferies Financial Group, Inc.	20,732	920,501
Morgan Stanley	9,969	1,659,938
Northern Trust Corp.	719	102,882
T. Rowe Price Group, Inc.	8,796	832,365

		6,518,869

Consumer Finance – 0.5%
Ally Financial, Inc.	364	14,356
OneMain Holdings, Inc.	14,714	809,564

		823,920

Company	Shares	U.S. $ Value

Financial Services – 2.1%
Berkshire Hathaway, Inc. - Class B(a)	2,217	$1,119,474
MGIC Investment Corp.	442	11,726
UWM Holdings Corp.	225,893	996,188
Visa, Inc. - Class A	396	126,776
Western Union Co. (The)(b)	104,779	1,009,022

		3,263,186

Insurance – 2.2%
Lincoln National Corp.	27,414	940,300
Principal Financial Group, Inc.	12,443	1,187,311
Prudential Financial, Inc.	12,790	1,258,280

		3,385,891

Mortgage Real Estate Investment Trusts (REITs) – 2.1%
AGNC Investment Corp.(b)	109,683	1,229,547
Annaly Capital Management, Inc.	42,505	987,816
Rithm Capital Corp.	95,348	958,247
Starwood Property Trust, Inc.	4,239	75,497

		3,251,107

		25,335,273

Communication Services – 10.6%
Diversified Telecommunication Services – 1.6%
Iridium Communications, Inc.	26,718	639,896
Verizon Communications, Inc.	36,326	1,821,386

		2,461,282

Interactive Media & Services – 6.8%
Alphabet, Inc. - Class A	15,257	4,756,523
Alphabet, Inc. - Class C	10,284	3,202,746
Meta Platforms, Inc. - Class A	3,668	2,377,524

		10,336,793

Media – 1.5%
Nexstar Media Group, Inc.	116	29,118
Omnicom Group, Inc.	15,170	1,293,849
Sirius XM Holdings, Inc.	46,238	1,015,387

		2,338,354

Wireless Telecommunication Services – 0.7%
Millicom International Cellular SA	14,191	1,034,382

		16,170,811

Consumer Discretionary – 10.2%
Automobiles – 1.9%
Ford Motor Co.	75,954	1,070,192
Tesla, Inc.(a)	4,363	1,756,151

		2,826,343

Broadline Retail – 2.9%
Amazon.com, Inc.(a)	19,655	4,127,550
Macy’s, Inc.	13,122	259,553

		4,387,103

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.6%
H&R Block, Inc.	31,180	$954,732

Hotels, Restaurants & Leisure – 1.0%
Vail Resorts, Inc.(b)	7,269	987,203
Wendy’s Co. (The)(b)	79,863	611,750

		1,598,953

Household Durables – 0.2%
Newell Brands, Inc.	68,018	309,482

Leisure Products – 0.8%
Hasbro, Inc.	12,460	1,240,891

Specialty Retail – 2.0%
Best Buy Co., Inc.	20,033	1,241,445
Gap, Inc. (The)	20,162	565,343
Home Depot, Inc. (The)	3,114	1,185,562

		2,992,350

Textiles, Apparel & Luxury Goods – 0.8%
Tapestry, Inc.	8,016	1,246,248

		15,556,102

Health Care – 8.8%
Biotechnology – 1.1%
AbbVie, Inc.	7,462	1,731,781

Health Care Providers & Services – 2.0%
CVS Health Corp.	14,826	1,184,598
UnitedHealth Group, Inc.	6,423	1,883,673

		3,068,271

Life Sciences Tools & Services – 0.7%
QIAGEN NV(a)	20,163	1,004,117

Pharmaceuticals – 5.0%
Bristol-Myers Squibb Co.	25,618	1,597,795
Eli Lilly & Co.	3,350	3,524,166
Johnson & Johnson	1,302	323,456
Merck & Co., Inc.	234	28,974
Perrigo Co. PLC	42,842	566,371
Pfizer, Inc.	59,277	1,639,009

		7,679,771

		13,483,940

Real Estate – 5.6%
Health Care REITs – 1.4%
Healthpeak Properties, Inc.	68,721	1,214,987
Omega Healthcare Investors, Inc.	20,960	1,011,739

		2,226,726

Hotel & Resort REITs – 0.4%
Park Hotels & Resorts, Inc.	51,533	582,838

Office REITs – 0.3%
Highwoods Properties, Inc.	21,917	492,913

Company	Shares	U.S. $ Value

Retail REITs – 0.5%
NNN REIT, Inc.	15,440	$699,741

Specialized REITs – 3.0%
EPR Properties	21,322	1,266,740
Gaming & Leisure Properties, Inc.	25,371	1,240,896
Millrose Properties, Inc.	26,107	818,716
VICI Properties, Inc.	43,426	1,311,899

		4,638,251

		8,640,469

Utilities – 4.9%
Electric Utilities – 1.7%
Edison International	17,629	1,317,591
Eversource Energy	17,042	1,298,771

		2,616,362

Gas Utilities – 0.6%
UGI Corp.	26,644	996,752

Independent Power and Renewable Electricity Producers – 1.7%
AES Corp. (The)	78,697	1,359,884
Clearway Energy, Inc. - Class A	27,900	1,004,958
Clearway Energy, Inc. - Class C	6,367	243,920

		2,608,762

Multi-Utilities – 0.9%
Public Service Enterprise Group, Inc.	15,825	1,362,058

		7,583,934

Industrials – 4.4%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	1,404	923,944
RTX Corp.	9,683	1,961,970

		2,885,914

Air Freight & Logistics – 0.9%
United Parcel Service, Inc. - Class B	12,401	1,438,020

Machinery – 0.8%
Stanley Black & Decker, Inc.	14,553	1,258,689

Professional Services – 0.1%
Robert Half, Inc.	4,987	121,782

Trading Companies & Distributors – 0.7%
MSC Industrial Direct Co., Inc. - Class A	10,725	1,006,434

		6,710,839

Consumer Staples – 4.3%
Beverages – 1.2%
PepsiCo, Inc.	10,695	1,815,369

Consumer Staples Distribution & Retail – 0.2%
Walmart, Inc.	1,758	224,936

Food Products – 1.9%
Conagra Brands, Inc.	66,971	1,289,192
Flowers Foods, Inc.	62,149	614,032

Company	Shares	U.S. $ Value
General Mills, Inc.	620	$28,042
Kraft Heinz Co. (The)	1,208	29,729
Smithfield Foods, Inc.	40,401	1,005,177

		2,966,172

Household Products – 0.0%
Procter & Gamble Co. (The)	302	50,495

Tobacco – 1.0%
Altria Group, Inc.	22,143	1,528,753

		6,585,725

Materials – 3.7%
Chemicals – 0.7%
LyondellBasell Industries NV - Class A	18,575	1,068,434
Scotts Miracle-Gro Co. (The)	276	19,353

		1,087,787

Containers & Packaging – 1.5%
Amcor PLC	26,376	1,277,390
Sonoco Products Co.	17,596	993,646

		2,271,036

Metals & Mining – 1.5%
Anglogold Ashanti PLC	9,573	1,223,142
Newmont Corp.	8,235	1,070,550

		2,293,692

		5,652,515

Energy – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Antero Midstream Corp.	45,300	1,018,344
Chevron Corp.	11,550	2,157,078
Exxon Mobil Corp.	2,884	439,810
HF Sinclair Corp.	350	17,503
Valero Energy Corp.	134	27,422

		3,660,157

Total Common Stocks (cost $143,494,612)		152,640,357

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $339,186)	339,186	339,186

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $143,833,798)		152,979,543

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $1,614,918)	1,614,918	$1,614,918

Total Investments – 100.9% (cost $145,448,716)(f)		154,594,461
Other assets less liabilities – (0.9)%		(1,360,917)

Net Assets – 100.0%		$153,233,544

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,056,676 and gross unrealized depreciation of investments was $(2,910,931), resulting in net unrealized appreciation of $9,145,745.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US High Dividend ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$152,640,357	$—	$—	$152,640,357
Short-Term Investments	339,186	—	—	339,186
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,614,918	—	—	1,614,918

Total Investments in Securities	154,594,461	—	—	154,594,461
Other Financial Instruments(b)	—	—	—	—

Total	$154,594,461	$—	$—	$154,594,461

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$227	$1,096	$984	$339	$3
AB Government Money Market Portfolio*	42	6,560	4,987	1,615	4
Total	$269	$7,656	$5,971	$1,954	$7

*	Investments of cash collateral for securities lending transactions.